Other Provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [Abstract]
Other Provisions

21. Other Provisions

As of December 31, this item includes:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022

Legal contingencies (a)	364,385	580,216	117,520	87,948	246,865	492,268
Tax contingencies (b)	38,182	53,577	17,492	33,127	20,690	20,450
Provision for closure (c)	82,475	68,160	20,533	11,851	61,942	56,309
	485,042	701,953	155,545	132,926	329,497	569,027

(a)	Legal contingencies mainly correspond to:

Provision for civil compensation

It corresponds to a legal contingency estimated by Management for exposure of the Corporation to a potential indemnity in relation to their participation as minority partners in developed infrastructure projects in Peru with companies belonging to the Odebrecht Group and the projects related to the Construction Club. As stated in Note 1.C on September 15, 2022, the Agreement was signed, whereby AENZA S.A.A. acknowledges that it was utilized by certain former executives to commit illicit acts in periods until 2016, and committed to pay a civil compensation to the Peruvian Government of approximately S/488.9 million. According to the Agreement, payment shall be made within twelve years at a legal interest rate in soles and US dollars (3% and 1% annual interest as of December 31, 2022, respectively). The Company also undertakes to establish a series of guarantees after the approval of the Agreement, composed of (i) a trust agreement that includes shares issued by a subsidiary of the Company, ii) mortgage on a property owned by the Company, and iii) a guarantee account with funds equivalent to the annual installment for the following year. Among other conditions, the Agreement includes a restriction for AENZA S.A.A. and subsidiaries Cumbra Peru S.A. and Unna Transporte S.A.C. to participate in public construction and road maintenance contracts with the Peruvian Government for two years from the approval of the Agreement.

As of December 31, 2022, the Company recognized in its financial statements the full amount of the liabilities associated with the Agreement for S/ 488.9 million (S/ 333.3 million and US$ 40.7 million) in this caption, making a charge to profit or loss of the period, equivalent to the remaining portion of the total imputed value of approximately S/ 258.3 million to ‘other expenses’ in the consolidated statement of profit or loss (as of December 31, 2021, S/ 164.6 million and US$ 18.9 million, equivalent to a total of S/ 240.1 million) (Note 27).

Administrative process INDECOPI

(i)	On March 9, 2021, Cumbra Peru S.A. was notified of a “Final Instruction Report” prepared by INDECOPI’s Technical Secretariat in relation with the administrative sanction process imposed on thirty three (33) construction companies and twenty six (26) executives for arranging a coordination system by means of which they illegaly distributed the tenders called by Provias Nacional and other Peruvian governmental entities. On November 15, 2021, INDECOPI’s Commission, by virtue of Resolution 080-021-CLC-INDECOPI, decided to sanction – at first administrative instance – to such companies and executives, including Cumbra Peru S.A. On December 9, 2021, Cumbra Peru S.A. filed an appeal against such a resolution, impeding its execution, including the payment of the fine imposed and the fulfilment of the correction measures ordered. As of December 31, 2022, the Company and its legal advisors estimated a recognized provision of S/52.4 million (S/52.6 million as of December 31, 2021).

(ii)	On February 7, 2022, Resolution No. 038-2021/CLC-INDECOPI was notified to Cumbra Peru S.A. and Unna Transporte S.A.C., by virtue of which INDECOPI’s National Directorate of Investigation and Promotion of Free Competition started an administrative sanctioning process for horizontal alleged collusive practice as agreed distribution of suppliers in market to hire suppliers belonging to the construction sector nationwide from 2011 to 2017.

On April 7, 2022, Cumbra Peru S.A. and Unna Transporte S.A.C. proposed a cease-and-desist letter for the early termination of the sanctioning administrative procedure, where they (i) accepted the alleged conduct, (ii) committed to complying with a free competition rules compliance program during years 2022, 2023, and 2024, and (iii) committed to paying a compensation amounting to S/ 2.7 million in two installments (the first one within sixty (60) days after notification of the Resolution approving the commitment and the second one within twelve (12) months). By means of Resolution 054-2022/CLC-INDECOPI dated August 19, 2022, the Commission for the Defense of Free Competition of INDECOPI approved the proposed cease-and-desist agreement and concluded the sanctioning procedure.

Shareholder class action lawsuits in the Federal Court of the Eastern District of New York

During the first quarter of 2017, two class action lawsuits were filed against the Company and some former officers by virtue of the Securities Act before the Federal Court of the East District of New York. On July 2, 2020, the Company signed a final transaction agreement with the plaintiffs though which the parties commited to settling the class action lawsuits and the Company commits to paying US$ 20 million.

In relation to the agreement, as of December 31, 2021, the Company had paid US$ 6.4 million and US$ 5 million, which was covered by the professional liability policy in accordance with the agreement signed with the insurer. It also maintained a provision of US$ 8.6 million, equivalent to S/ 34.4 million, plus interest. This debt was repaid in full on April 8, 2022.

Other legal provisions

As of December 31, 2022, they correspond to legal contingencies (civil, labor, administrative proceedings and contentious-administrative proceedings) for an estimated provision of S/ 37.5 million (S/ 34.2 million as of December 31, 2021).

(b)	Tax contingencies

(i)	Claim processes before SUNAT for S/17.1 million corresponding to:

AENZA S.A.A. for year 2016 income tax amounting to S/12.6 million; Cumbra Ingenieria S.A. for years 2014 and 2015 income tax amounting to S/3.2 million; Consorcio Vial la Quinua for year 2015 income tax amounting to S/0.8 million; and Unna Energia S.A. for year 2019 income tax amounting to S/0.5 million.

(ii)	Claims before the Peruvian Court of Law for S/16.8 million:

AENZA S.A.A. for income tax and general sales tax for the years 1998 through 2012 amounting to S/12.2 million; and Cumbra Peru S.A. for EsSalud claims for the year 2012 amounting to S/4.6 million.

(iii)	Appeal process before the Tax Court for S/14.3 million:

Cumbra Ingenieria S.A. for years 2013 and 2016 income tax amounting to S/5.7 million; AENZA S.A.A. for years 2014 and 2015 income tax amounting to S/5.4 million; Cumbra Peru S.A. for year 2012 income tax amounting to S/2.1 million; and Consorcio Constructor Chavimochic for year 2016 income tax amounting to S/1.1 million.

(iv)	Non-contentious proceedings for S/5.4 million related to:

Cumbra Ingenieria S.A. for S/5.3 million; and Carretera Andina del Sur S.A. for S/0.1 million.

(c)	Provision for closure - corresponds mainly to:

(i)	Provisions for closure of wells of subsidiary Unna Energia S.A. for S/56.5 million and contractual compliance with Petroperu for S/3.3 million (as of December 31, 2021, S/71.1 million and S/3.4 million, respectively);

(ii)	Provision for costs associated with subsidiary Red Vial 5 S.A., corresponding to the closing of the concession agreement and costs related to the process of claiming the tariff guarantee for toll suspension for S/5.6 million (as of December 31, 2021, S/5.1 million).

For the periods ended December 31, 2020, 2021 and 2022, the movement of this caption is as follows:

			Provision
	Legal	Tax	for well
In thousands of soles	claims	claims	closure	Total

As of January 1, 2020	221,592	10,787	50,116	282,495
Additions	121,404	3,161	2,450	127,015
Present value	3,604	-	2,182	5,786
Reversals of provisions	(30,806)	(2,458)	-	(33,264)
Transfers	1,540	-	-	1,540
Compensation	4,106	-	-	4,106
Payments	(3,938)	(3,314)	(1,799)	(9,051)
Translation adjustments / Exchange difference	9,366	-	-	9,366
As of December 31, 2020	326,868	8,176	52,949	387,993
As of January 1, 2021	326,868	8,176	52,949	387,993
Additions	59,109	31,221	10,815	101,145
Present value	19,627	-	9,780	29,407
Reversals of provisions	(13,027)	-	(2,957)	(15,984)
Transfers	466	(299)	716	883
Reclasification	(3,335)	-	3,335	-
Compensation	(8,541)	-	-	(8,541)
Desconsolidation of subsidiary	(1,657)	-	-	(1,657)
Payments	(26,863)	(916)	(185)	(27,964)
Translation adjustments / Exchange difference	11,738	-	8,022	19,760
As of December 31, 2021	364,385	38,182	82,475	485,042

As of January 1, 2022	364,385	38,182	82,475	485,042
Additions	278,446	15,891	-	294,337
Present value	1,042	-	(2,496)	(1,454)
Reversals of provisions	(1,802)	(434)	(9,694)	(11,930)
Transfers (*)	(5,587)	(62)	-	(5,649)
Payments	(40,253)	-	(747)	(41,000)
Translation adjustments / Exchange difference	(16,015)	-	(1,378)	(17,393)
As of December 31, 2022	580,216	53,577	68,160	701,953

(*)	In 2022, corresponds mainly to reclassification to other accounts payable for payment obligations, derived from the subscription of the share purchase agreement between Cumbra Peru S.A. and Stracon S.A., which amount is S/. 4.9 million and the fine corresponding to the fractionation of the penalty imposed by SUNAFIL, which amount is S/. 0.2 million.

As of December 31, 2021, the Corporation and its external legal advisors concluded the lawsuit proceedings against Tecnicas Reunidas de Talara S.A.C. (TRT) will be favorable for the Company with no need of a provision as of that date. Subsequently, in November 2022, the Corporation reached a settlement increasing cost by S/113 million with its corresponding settlement in the same period, having a no actual accrual related for this settlement as of December 31, 2022.